Related Party Transactions - Schedule of Related Parties and their Relationships with the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mr. Bing Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman of the Company’s board of directors
Loans payable due to related parties	$ 1,800	$ 1,100
Happy Starlight Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by Mr. Bing Zhang
Loans payable due to related parties	$ 950
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable due to related parties	2,750	1,100
Due to related party	2,753	1,100
Others [Member]
Related Party Transaction [Line Items]
Due to related party	$ 3